Post-Employment Benefits - Summary of Defined Benefit Assets (Liability) Net of Valuation Allowance Included in Other Assets and Other Liabilities (Detail) - CAD ($) $ in Millions	Oct. 31, 2018	Oct. 31, 2017
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit liability	$ (645)	$ (766)
Other assets [member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit asset	362	200
Pension plan [member]
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit asset (liability), net of valuation allowance	311	134
Pension plan [member] | Other assets [member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit asset	361	199
Pension plan [member] | Other liabilities [member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit liability	(50)	(65)
Other post employment benefit plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit asset (liability), net of valuation allowance	(589)	(696)
Other post employment benefit plans [member] | Other assets [member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit asset	0	0
Other post employment benefit plans [member] | Other liabilities [member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit liability	$ (589)	$ (696)